Investment Strategy - FT Vest U.S. Equity Max Buffer ETF - August	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor").The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below.●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%.○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses.●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses.●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%.○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses.See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information.Over the Target Outcome Period that began on August 24, 2026 and ends on August 20, 2027 the Fund seeks to buffer against 100% of Underlying ETF losses and limit gains up to a predetermined upside cap of 8.00%. When the Fund’s fees and expenses are taken into account, the cap is 7.15% and the buffer is 99.15%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 8.00%, prior to taking into account the Fund’s fees and expenses.●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)).The current Target Outcome Period began on August 24, 2026 and ends on August 20, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information.While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.Buffer and CapOn each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on 100% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 99.15%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on 100% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period.If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period.Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 0% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment.For the current Target Outcome Period, the returns of the Fund are subject to a cap of 8.00% (before fees and expenses) and 7.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period.The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options.On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options.The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF.The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period.Summary of Scenarios●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period.●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance.●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=AUGM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.General Information on the FLEX OptionsFor each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period.On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period.The Underlying ETFThe summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects.The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com.The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt).“SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index.In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index.SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. …Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. …The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.”As of June 30, 2025, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome PeriodsThe Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner:1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders.2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period.3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=AUGM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Strategy Portfolio Concentration [Text]	As of June 30, 2025, the Underlying ETF had significant investments in information technology companies.